UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06445

The Herzfeld Caribbean Basin Fund, Inc.

(Exact name of registrant as specified in charter)

PO Box 161465, Miami, FL	33116
(Address of principal executive offices)	(Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: 305-271-1900

Date of fiscal year end: 6/30

Date of reporting period: year-ended 6/30/05

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Mtg Date	Company	Security/	Mgmt	Vote	Shares	Shares
/Type	/Ballot Issues	Proponent	Rec	Cast	Available	Voted
10/22/04 EGM	Caribbean Utilities Company Ltd.	G1899E146			12,000	0
	Election of Directors		For
	Re-appoint PricewaterhouseCoopers as auditors		For
	Amend Articles of Association to modify authorized number of members to the board of directors		For
	Approve amendments to the share incentive arrangements		For
11/18/04 EGM	Mastec, Inc.	576323109			21,950	0
	Election of Directors		For
01/26/05 EGM	Florida Rock Industries,Inc.	341140101		With	13,900	13,900
	Election of Directors		For	For
	Approval of proposed amendment to the company’s Articles of Incorporation to increase authorized capital stock		For	For
3/9/05 EGM	The Mexico Fund, Inc.	592835102		With	5,799	5,799
	Election of Directors		For	For
4/13/05 EGM	Carnival Corporation	143658300		With	5,500	5,500
	Election of Directors		For	For
	Approve the amended and restated Carnival Corporation 2001 Outside Director Stock Plan		For	For
	Approve the Carnival PLC 2005 Employee Share Plan		For	For
	Approve the Carnival PLC 2005 Employee Stock Purchase Plan		For	For

Re-appoint PricewaterhouseCoopers LLP as Independent Auditors for Carnival PLC and to ratify the selection of PricewaterhouseCoopers LLP as Independent Registered Certified Public Accountants for Carnival Corporation
			For	For
	Authorize the audit committee of Carnival PLC to agree the remuneration of the Independent Auditors		For	For
	Receive the accounts and reports for Carnival PLC for the Financial year-Ended November 30,2004		For	For
	Approve the Director’s remuneration report of Carnival PLC		For	For
	Approve limits on the authority to allot shares by Carnival PLC		For	For
	Approve the disapplication of pre-emption rights for Carnival PLC		For	For
	Approve a general authority for Carnival PLC to buy back Carnival PLC ordinary shares in the open market		For	For
4/25/05 EGM	Seaboard Corporation	811543107		With	600	600
	Election of Directors		For	For
	Ratify the selection of KPMG LLP as Independent Auditors for the company		For	For
	Stockholder proposal for preparation of environmental sustainability report		Against	Against
3/28/05 EGM	Bancolombia S.A.	05968L102			7,000	7,000
	Approval of (a) the merger agreement by the company with Conavi and Corfinsura, as such merger agreement may be amended, and the subsequent merger of the three entities with the Company being the surviving entity, and (b) the corresponding issuance of Bancolombia’s common shares and preferred shares to be delivered to the shareholders of Conavi and Corfinsura		--	Abstain
4/19/05 EGM	Banco Latinoamericano de Exportaciones	P16994132		With	17,920	17,920
	Election of Directors		For	For
	Approval of the bank’s audited financial statements for the fiscal year ended December 31, 2004		For	For
	Appointment of KPMG as the bank’s Independent Auditors for the fiscal year ending December 31, 2005		For	For
4/21/05 EGM	Latin American Equity Fund, Inc.	51827Q106		With	24,745	24,745
	Election of Directors		For	For
5/18/05 EGM	Atlantic Tele-Network, Inc.	049079205		With	4,100	4,100
	Election of Directors		For	For
	Approval of the 2005 Restricted Stock and Incentive Plan		For	For
4/29/05 Special	Grupo Casa Saba, S.A. de C.V.	40048P104			4,900	4,900
	Presentation, and in its case approval of the report submitted by the board of directors pursuant to Article 172 of the general law on commercial companies for the year terminated December 31, 2004, including the financial statements for the year 2004 and the statutory auditor’s report		--	For
	Approval of allocation of profits which shall include the approval and payment of a dividend for the shareholders		--	For
	Presentation of the audit committee’s annual report, in terms of Article 14 Bis 3, Section IV, Subsection C of the Securities Market Law		--	For
	Appointment or ratification of the members of the board, as well as the secretary, alternate secretary and the statutory auditor		--	For
	Appointment or ratification, as the case may be, of the members of the audit committee		--	For
	Appointment or ratification, as the case may be, of members that shall conform the executive committee		--	For
	Remuneration for the members of the board of directors, the audit committee, the executive committee, the statutory auditors and the secretary and alternate secretary of the company		--	For
	Designation of delegates who will formalize the resolutions taken at this meeting		--	For
5/11/05 AGM	Trailer Bridge, Inc.	892782103		With	39,600	39,600
	Election of directors		For	For
6/2/05 AGM	Florida East Coast Industries, Inc.	340632108		With	50,500	50,500
	Election of Directors		For	For
	Approval of the amended and restated Florida East Coast Industries 2002 Stock Incentive Plan		For	For
5/26/05 AGM	Mastec, Inc.	576323109		With	22,950	22,950
	Election of Directors		For	For
6/14/05 AGM	CancerVax Corp.	13738Y107		With	15,159	15,159
	Election of Directors		For	For
	Ratify the selection of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2005		For	For
6/3/06 EGM	Garmin Ltd.	G37260109		With	8,000	8,000
	Election of Directors		For	For
	Approval of the Garmin Ltd. 2005 Equity Incentive Plan		For	For
5/27/05 AGM	Watsco,Inc.	942622200		With	16,500	16,500
	Election of Directors		For	For

Proposal to approve, adopt and ratify amendments to the Company’s second amended and restated 1996 Qualified employee stock purchase plan to, among other items, increase the amount of shares of common stock of the company reserved for issuance from 800,000 to 900,000 shares
			For	For
5/17/05 AGM	Royal Caribbean Cruises, Ltd.	V7780T103		With	16,500	16,500
	Election of Directors		For	For
	Ratification of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered accounting firm for 2005		For	For
6/15/05 AGM	Orthofix International N.V.	N6748L102		With	8,160	8,160
	Election of Directors		For	For
	Proposal to approve amendments to the Articles of Association (Article 10 and Article 11)		For	For
	Proposal to approve balance sheet and income statement at and for the year-ended December 31, 2004		For	For
	Proposal to ratify the selection of Ernst & Young as independent auditors for Orthofix and its subsidiaries for the fiscal year ending December 31, 2005		For	For

Mtg Date	Company	Security/	Mgmt	Vote	Shares	Shares
/Type	/Ballot Issues	Proponent	Rec	Cast	Available	Voted
07/27/04 EGM	Fomento Economico Mexicano S.A. (Femsa)	MXP320321310		With	5,800	5,800
Meeting For Holders of Series B Shares Only
	Approve Increase of Variable Portion of Share Capital Through Issuance of B and D Shares; Allow Such Shares to Be Integrated in UB and UBD Units		For	For
	Eliminate Preemptive Rights On Newly Issued Shares		For	For
	Approve Public Offering of UB and UBD Units in Mexican, US and Other Markets As Part Of The Capital Increase		For	For
	Allow Board to Determine Terms and Conditions of the Capital Increase		For	For
	Approve Conditions to Which Approved Resolutions Will be Subject		For	For
	Authorize Board to Ratify and Execute Approved Resolutions		For	For
	Designate Shareholder Representatives of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
09/23/04 EGM	Grupo Iusacell Sa De Cv	MX01CE080006		With	725	725
	Approve Executive Stock Option Plan; Approve Issuance of Shares Pursuant to Share Option Scheme		For	For
	Designate Shareholder Representatives of Minutes of Meeting		For	For
10/04/04 EGM	Grupo Financiero Banorte S.A.	MXP370711014		With	3,600	3,600
	Approve Cash Dividend Distribution		For	For
	Designate Shareholder Representatives of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
10/19/04 EGM	Desc, S.A. De C.V.	MXP300061415		With	7,000	7,000
Only Series B Shareholders Who Are Mexican Nationals May Vote at This Meeting

Approve Delisting of ADRs Shares from NYSE; Approve Cancellation of Registration of ADRs and Series B Shares with SEC and Depositary Contract at Citibank; Approve Cancellation of Registration of Series B Shares with Mexican Securities Exchange
			For	For
	Designate Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
10/19/04 EGM	Desc, S.A. De C.V.	MXP300061415			7,000	0
Holders of Series A Shares and Series B Shareholders Who Are Mexican Nationals May Vote at This Meeting

Approve Delisting of ADRs Shares from NYSE; Approve Cancellation of Registration of ADRs and Series B Shares with SEC and Depositary Contract at Citibank; Approve Cancellation of Registration of Series B Shares with Mexican Securities Exchange
For
	Designate Shareholder Representative(s) of Minutes of Meeting		For
	Approve Minutes of Meeting		For
11/08/04 EGM	Grupo Bimbo	MXP495211262		With	7,300	7,300
Only Holders of Series A Shares May Vote at This Meeting
	Approve Dividend of MXN 0.60 Per Share		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
11/19/04 EGM	Empresas Ica S. A.	MXP371491046		With	15,600	15,600
Only Mexican Nationals are Entitled to Vote at this Meeting
	Amend Articles		For	For
	Consolidate Amendments to Articles		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
11/24/04 EGM	Tv Azteca Sa De Cv	MXP740471117		With	13,900	13,900
CPOs Consist of (1)A Share + (1)D-A Share + (1)D-L Share; Only A Shares Have Voting Rights; Only Holders of CPOs Who Are Mexican Nationals May Vote
Special Business
	Approve Reduction in Variable Capital For Bonus Payment to Shareholders		For	For
	Approve Reform of Corporate Governing Structure		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
Ordinary Business
	Approve Resignation of Board Members: James R. Jones and Gene F. Jankowski and Board Secretary; Elect Board Secretary and Comptroller		For	For
	Modify Power of Attorney		For	For
	Approve Increase of Aggregate Nominal Amount of Share Repurchase Reserve		For	For
	Other Business (Voting)		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
11/30/04 EGM	Telefonos De Mexico S.A. De C.V.	MXP904131085		With	11,000	11,000
Only Holders of Series AA and Series A Shares Who Are Mexican Nationals May Vote at This Meeting
	Approve Increase of Aggregate Nominal Amount of Share Repurchase Reserve By MXN 8 Million		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
12/20/04 EGM	Vitro Corporativo, S.A. De C.V.	MXP9802B1093		With	2,600	2,600
Only Mexican Nationals May Vote At This Meeting
	Approve Use Of Subsidiaries' Shares As Collateral For Private Placement of Vitro Envases Nortemarica's 'Senior Secured Notes' Outside Mexico		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
12/22/04 EGM	Grupo Elektra S.A.	MX01EL000003		With	1,380	1,380
	Cancellation of Merger Agreement with Elektra Trading and Consulting Group SA de CV Approved at EGM Dated 12-16-03		For	For
	Other Business (Voting)		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
12/22/04 EGM	Grupo Elektra S.A.	MX01EL000003		With	1,380	1,380
	Accept Resignation of Supervisory Member and Elect New Supervisory Member		For	For
	Other Business (Voting)		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
12/22/04 EGM	Grupo Iusacell Sa De Cv	MX01CE080006			725	0
	Elect Supervisory Board		For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For
02/07/05 EGM	Grupo Aeropuertoario Del Sureste, S.A. de C.V.	MXP001661018		With	300	300

Approve Acquisition of an Additional 25.5 Percent Ownership in Inversiones y Tecnicas Aeroportuarias, S.A. de C.V. (Company's Strategic Partner) By Fernando Chico Pardo; Accept Fernando Chico Pardo as New Strategic Partner
			For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
02/24/05 AGM	Wal-Mart de Mexico S.A. de C.V. (frmrly. Cifra S.A.)	MXP810081010			21,169	0
Only V Shares Can Vote
	Accept Chairman's Report		For
	Accept Audit Committee's Report		For
	Accept Supervisory Board Report		For
	Accept Financial Statements for Fiscal Year Ended December 2004		For
	Present Report on the Share Repurchase Reserves		For
	Approve Cancellation of 105.3 Million Company Treasury Shares		For
	Approve Allocation of Income		For
	Approve Dividend With Payout of MXN 0.63 Per Share or Stock in the Company Whose Value Will Be Determined on The Closing Day of March 15, 2005		For
	Approve Variable Capital Increase Through Issuance of 137.6 Million Common Shares To Be Paid Back as Dividends at MXN 0.63 Per Share; The Targeted Increase in Capital is MXN 2.8 Billion		For
	Approve Modifications to Article 5 in the Bylaws		For
	Accept Report Re: Employee Stock Option Plan		For
	Accept Report Re: Wal-Mart de Mexico Foundation		For
	Approve Discharge of the Board of Directors		For
	Elect or Approve Members of the Board of Directors and Supervisory Board		For
	Approve Minutes of Meeting		For
03/04/05 AGM	Kimberly Clark De Mexico S.A. De C.V.	MXP606941179		With	5,900	5,900
Meeting for Class A and Class B Shares; Only Mexican May Hold Class A Shares
	Approve Individual and Consolidated Financial Statements and Statutory Report; Approve Allocation of Income		For	For
	Approve Series A, B, and Special Series T Cash Dividend of MXN 2.08 Per Share		For	For
	Elect Members to Management Board, Supervisory Board, and Their Respective Alternates		For	For
	Approve Remuneration of Mangement Board, Supervisory Board, and Alternates		For	For

Accept Report Regarding Share Repurchase; Approve MXN 147,186.35 Reduction in Variable Portion of Capital Through Cancellation of 17.9 Million Ordinary Class II Shares; Set Aggregate Nominal Amount of Share Repurchase Program
			For	For
	Amend Employee and Executive Stock Option Plan		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
03/08/05 AGM	Coca-Cola Femsa S.A.	MXP2861W1067		With	100	100
Series A and D Shares Can Vote On All Items Except Item 6; Series L Shares Have Voting Rights Only on Items 4 and 6
	Accept Financial Statements and Statutory Reports for Fiscal Year 2004		For	For
	Approve Allocation of Income and Dividends		For	For
	Approve Maximum Limit for Share Repurchase up to MXN 400 Million		For	For
	Elect Members to the Board of Directors, Supervisory Board and Their Corresponding Alternates; Approve Their Respective Remuneration		For	For
	Elect Committees		For	For
	Authorization to Cancel of 98.7 Million Series L Shares Issued By Approval of the EGM Held on 12-20-2002		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
03/10/05 AGM	Fomento Economico Mexicano S.A. (Femsa)	MXP320321310		With	6,000	6,000
There are B Unit Shares Consisting of 5 B Shares and Another Set of Units Composed of 1 B Share and 4 D Shares; Only the B Portion of These Can Vote
	Accept Financial Statements and Statutory Reports For Fiscal Year Ended 2004		For	For
	Approve Allocation of Income and Distribute Cash Dividends		For	For
	Set Maximum Limit for Share Repurchase Up To MXN 3 Billion		For	For
	Elect Directors and Supervisory Board Members, Their Respective Alternates, and Determine Their Remuneration		For	For
	Elect Committees		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
03/17/05 AGM	Vitro Corporativo, S.A. De C.V.	MXP9802B1093		With	2,900	2,900
Only Mexican Nationals Can Vote at Meeting
	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 2004		For	For
	Approve Allocation of Income		For	For
	Set Aggregate Nominal Amount of Share Repurchase		For	For
	Approve Dividend of MXN 0.30 Per Share and Approve Program to Revoke the Dividend Payout for Coupon Number 60		For	For
	Elect Directors and Supervisory Board for Fiscal Year 2005 and Determine Their Remuneration		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
03/17/05 EGM	Vitro Corporativo, S.A. De C.V.	MXP9802B1093		With	2,900	2,900
Only Mexican Nationals Can Vote at the Meeting
	Approve Merger by Absorption of Fomento Inmobiliario y de la Construccion SA de CV by Vitro SA		For	For
	Designate Inspector or Shareholder Representative(s) Re: Merger by Absorption		For	For
03/31/05 AGM	Grupo Elektra S.A.	MX01EL000003		With	1,380	1,380
	Accept Board of Directors' Report Year Ended 12-31-04		For	For
	Approve Financial Statements and Statutory Reports, Allocation of Income for Fiscal Year 12-31-04		For	For
	Elect Management Board, Supervisory Board Members, and Members to Board Committees		For	For
	Approve Directors' Report Re: Share Repurchase Program; Cancellation of Shares; and Set Limit for Share Repurchase Reserve		For	For
	Other Business (Voting)		For	For
	Designate Inspector or Shareholder Representative(s) to File Documents with the Public Notary and Regulatory Agencies		For	For
04/04/05 AGM	Alfa S.A.	MXP000511016		With	5,100	5,100
Only Class A Shareholders Who Are Mexican Nationals Can Vote
	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-04		For	For
	Approve Allocation of Income and Dividends; Set Maximum Limit of Share Repurchase Reserve		For	For
	Elect Members to Management and Supervisory Board; Determine Their Respective Remuneration		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
04/06/05 AGM	Hylsamex Sa De Cv	MX01HY000005			1,665	0
	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 2004		For
	Approve Allocation of Income and Dividends; Set Maximum Amount for Share Repurchase		For
	Elect Management and Supervisory Board; Fix Their Remuneration		For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For
	Approve Minutes of Meeting		For
04/07/05 AGM	Controladora Comercial Mexicana S.A.	MXP200821413		With	3,700	3,700
Only Class B Shareholders May Vote
	Approve Financial Statements and Statutory Reports for 2004, Approve Report on Share Repurchase and Reissuance of Shares, and Approve Discharge Directors		For	For
	Approve Allocation of Income and Dividends of MXN 0.123 Per Unit Share; Set Maximum Limit for Share Repurchase Fiscal Year 2005		For	For
	Elect Members of Management Board, Supervisory Board, Executive Committee, and Audit Committee		For	For
	Approve Remuneration of Directors and Supervisory Board		For	For
	Designate Inspectors or Shareholder Representatives of Minutes of Meeting		For	For
04/08/05 AGM	Grupo Bimbo	MXP495211262			7,400	0
	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-04		For
	Approve Allocation of Income		For
	Approve Dividend of MXN 0.28 Per Share		For
	Elect Management and Supervisory Board; Fix Their Respective Remuneration		For
	Elect Members to the Audit Committee, Evaluation and Compensation Committee, and Finance and Planning Committee; Fix Their Remuneration		For
	Present Report Re: Shares Repurchase Program; Set Maximum Amount for Share Repurchase		For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For
04/11/05 AGM	Grupo Imsa Sa De Cv	MXP430241010		With	300	300
Only Holders of B Shares Can vote
	Accept Individual and Consolidated Financial Statements, Statutory Reports, Supervisory Report, and Audit Committee's Report for Fiscal Year Ended 12-31-04		For	For
	Approve Allocation of Income and Dividends of MXN $0.70245 Per Unit Share to be Paid on 4-20-05		For	For
	Elect Directors to Management and Supervisory Board and Their Respective Alternates for Fiscal Year 2005; Fix Their Remuneration		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/13/05 AGM	Grupo Financiero Inbursa S.A. De C.V.	MXP370641013		With	9,000	9,000
	Accept Financial Statements, Statutory Reports, Reports from the Board, Supervisory Board and Audit Committee for Fiscal Year Ended 12-31-2004		For	For
	Approve Allocation of Income		For	For
	Approve Distribution of Dividends		For	For
	Elect Directors, Supervisory Board Members, Board Secretary and His/Her Respective Alternate		For	For
	Approve Remuneration of Directors, Supervisory Board Members, Board Secretary and His/Her Alternate		For	For
	Approve Corporate Practices Committee and Audit Committee Members		For	For
	Approve Remuneration of Corporate Practices and Audit Committee		For	For
	Approve Report Re: Share Repurchase Policy and Set Aggregate Nominal Amount of Share Repurchase Reserve		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/13/05 EGM	Grupo Financiero Inbursa S.A. De C.V.	MXP370641013		With	9,000	9,000
	Amend Articles of the Bylaws		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/14/05 AGM	Corporacion Interamericana De Entretenimiento, S.A.	MXP201161017		With	3,200	3,200
	Accept Board of Directors' Report		For	For
	Accept Supervisory Board's Report		For	For
	Accept Financial Statements and Statutory Reports		For	For
	Set Aggregate Nominal Amount of Share Repurchase Reserve		For	For
	Elect Directors and Approve Their Remuneration		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/20/05 AGM	Desc, S.A. De C.V.	MXP300061415		With	7,500	7,500
Only Holders of A and B Shares Have Voting Rights
	Accept Report from Audit Committee and Board of Directors in Regards to Fiscal Year Ended 12-31-04		For	For
	Approve Discharge of Board of Directors for Fiscal Year 2004		For	For
	Accept Financial Statements, Statutory Reports and Supervisory Board's Report for Fiscal Year Ended 12-31-04		For	For
	Approve Allocation of Income		For	For
	Elect Directors, Supervisory Board Members, and Committee Members		For	For
	Approve Remuneration of Directors and Supervisory Board Members		For	For
	Accept Directors' Report in Compliance with Securities Commission Regulations		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
04/21/05 EGM	Empresas Ica S. A.	MXP371491046		With	17,400	17,400

Amend Articles Re: (1)Prevention of Acquisition of Shares that Would Lead to Control of Company without Board Approval and (2) Necessary Actions to Provide Opinions of Audit Committee and Approval of Board Regarding Actions by Subsidiaries
			For	For
	Cancel Shares in Circulation, Issue and Exchange New Titles of Shares Representing Capital		For	For
	Approve Revised Bylaws to Incorporate New Changes		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/21/05 AGM	Consorcio Ara Sa	MXP001161019		With	4,100	4,100
	Accept Individual and Consolidated Financial Statements, Statutory Reports, and Supervisory's Reports for Fiscal Year Ended 12-31-04		For	For
	Approve Allocation of Income		For	For
	Approve Audit Committee's Report		For	For
	Elect Directors Including Independent Members, Board Secretary and Alternate, and Supervisory Board; Elect Their Respective Alternates		For	For
	Set Aggregate Nominal Amount of Share Repurchase Reserve		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/21/05 AGM	Empresas Ica S. A.	MXP371491046		With	17,400	17,400
	Present Report on Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-04		For	For
	Accept Supervisory Board's Report		For	For
	Accept Audit Committee's Report		For	For
	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-04		For	For
	Approve Allocation of Income and Dividends		For	For
	Elect Members to the Board of Directos, Supervisory Board, Board Secretary and Their Respective Alternates		For	For
	Approve Remuneration for Directors and Supervisory Board Members		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/21/05 AGM	Grupo Carso Sa De Cv	MXP461181085		With	3,400	3,400
Only Holder of Series A and Mexican Nationals Can Vote
	Accept Financial Statements, Statutory Reports, and Supervisory Board Report for Fiscal Year Ended 12-31-04		For	For
	Approve Allocation of Income and Dividends of MXN 0.75 Per Share		For	For
	Approve Discharge of Management Board for Fiscal Year 2004		For	For
	Elect Members to Management and Supervisory Board; Fix Their Remuneration		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/21/05 EGM	Grupo Carso Sa De Cv	MXP461181085		With	3,400	3,400
Only Holders of Series A and Mexican Nationals Can Vote
	Approve Three-for-One Stock Split		For	For
	Amend Articles 6 and 7 of the Bylaws		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/22/05 AGM	US Comercial Corp.,SA	MX01US000006		With	3,300	3,300
	Accept Financial Statements, Reports from the Management and Supervisory Boards and the Audit Committee for Fiscal Year Ended 12-31-04, and Approve Allocation of Income		For	For
	Approve Discharge of Management Board; Elect Directors and Supervisory Board Members, As Well As Their Alternates; Fix Their Remuneration		For	For
	Elect Members to Board Committees and Fix Their Remuneration		For	For
	Set Aggregate Nominal Amount of Share Repurchase Reserve; Approve Company's Policy on Share Repurchase Program		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/22/05 AGM	Corporacion Geo S A De Cv	MXP3142C1177		With	700	700
	Present Financial Statements and Statutory Reports Including Audit Committee's Report for Fiscal Year Ended 12-31-04		For	For
	Approve Financial Statements and Statutory Reports		For	For
	Approve Discharge of Management		For	For
	Approve Allocation of Income		For	For
	Set Aggregate Nominal Amount of Share Repurchase Reserve		For	For
	Elect Directors, Supervisory Board, and Board Secretary		For	For
	Approve Remuneration of Directors, Supervisory Board, and Board Secretary		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
04/22/05 EGM	Corporacion Geo S A De Cv	MXP3142C1177		With	700	700
	Amend Articles Re: Compliance with Corporate Governance Guidelines		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
04/27/05 AGM	AMERICA MOVIL SA DE CV MEXICO	MXP001691015		With	11,400	11,400
Only Class A and AA Shares are Entitled to Vote at this Meeting
	Approve Financial Statements, Allocation of Income and Distribution of Dividend of MXN 0.21 Per Seires A, AA, and L Shares		For	For
	Elect Directors, Supervisory Board Members; and Their Respective Alternates; Fix Their Remuneration; and Approve Discharge of Directors for Fiscal Year Ended 2004		For	For
	Approve Discharge of Executive, Audit, and Compensation Committees; Elect Members of Committees and Fix Their Remuneration		For	For
	Accept Director's Report on Share Repurchase Plan; Set Limit for Share Repurchase Reserve		For	For
	Approve Swap of Company's Shares		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/27/05 EGM	AMERICA MOVIL SA DE CV MEXICO	MXP001691015		With	11,400	11,400
Only Class A and AA Shares are Entitled to Vote at this Meeting
	Approve 1:3 Stock Split		For	For
	Amend Article 6 to Reflect Changes in Capital Re: Stock Split		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/27/05 EGM	AMERICA MOVIL SA DE CV MEXICO	MXP001691213		With	44,600	44,600
Only Series L Can Vote at this Meeting
	Elect Director Representative of Series L to the Management Board		For	For
	Approve Swap of Company's Shares		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/27/05 AGM	America Telecom S.A. de C.V	MX01AM060000		With	11,700	11,700
	Approve Individual and Consolidated Financial Statements, Supervisory and Audit Reports for Fiscal Year Ended 12-31-04; Allocation of Income		For	For
	Approve Discharge of Management Board; Elect Members to Management and Supervisory Board and Their Respective Alternates; Fix Their Remuneration		For	For
	Elect Committee Members and Fix Their Remuneration		For	For
	Set Aggregate Nominal Amount of Share Repurchase Reserve for Fiscal Year 2005; Set Guidelines for Share Repurchase Program		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/27/05 AGM	Grupo Cementos de Chihuahua	MX01GC2M0006		With	300	300
	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-04		For	For
	Accept Supervisory Board Report		For	For
	Accept Management Board Report for Fiscal Year 2004		For	For
	Approve Discharge of Management Board and Officers		For	For
	Approve Allocation of Income and Dividends of MXN 0.33 per Share		For	For
	Set Aggregate Nominal Amount of Share Repurchase Reserve		For	For
	Authorize Board to Appoint Audit Committee Members		For	For
	Elect Members to the Board of Directors and Supervisory Board; Fix Their Remuneration		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
04/27/05 EGM	Grupo Cementos de Chihuahua	MX01GC2M0006		With	300	300
	Amend Articles 14 and 15 of the Bylaws		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
04/28/05 AGM	Cemex S.A.	MXP225611567		With	10,642	10,642
Class A and B Shares can Vote at this Meeting; Only Mexican Nationals Own Class A Shares
	Accept Financial Statements and Statutory Reports for 2004		For	For
	Approve Allocation of Income; Set Maximum Amount for Share Repurchase		For	For
	Approve Variable Capital Increase Through Capitalization of Accumulated Profits Account		For	For
	Elect Management and Supervisory Board		For	For
	Approve Remuneration of Directors and Supervisory Board		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/28/05 EGM	Cemex S.A.	MXP225611567		With	10,642	10,642
Class A and B Shares can Vote at this Meeting; Only Mexican Nationals Own Class A Shares
	Approve 1:2 Class A and B Shares Stock Split		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/28/05 AGM	Carso Global Telecom	MXP740451010		With	11,600	11,600
	Approve Individual and Consolidated Financial Statements, Supervisory Report, Audit Report for Fiscal Year Ended 12-31-04, Approve Allocation of Income		For	For
	Approve Discharge of Management Board; Elect Members to Management and Supervisory Board and Their Respective Alternates; Fix Their Remuneration		For	For
	Elect Board Committees and Fix Their Remuneration		For	For
	Set Aggregate Nominal Amount of Share Repurchase Reserve; Approve Share Repurchase Policy		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/28/05 AGM	Telefonos De Mexico S.A. De C.V.	MXP904131085		With	11,400	11,400
Only AA and A Shares Can Vote, and AA Shares Must be Held by Mexican Nationals
	Accept Financial Statements, Statutory Reports, Directors and Supervisory Board Reports for Fiscal Year Ended 12-31-04		For	For
	Approve Allocation of Income and Dividends of MXN 0.76 Per Share		For	For
	Authorize Increase in Share Repurchase Funds by Up to MXN 6 Billion		For	For
	Approve Discharge of Management Board for Fiscal Year 2004 and Specifically Discharge for Resolutions Adopted at the Board Meeting Held on 05-12-2004		For	For
	Elect Directors, Executive Committee, and Supervisory Board Members; Approve Their Respective Remuneration		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/28/05 EGM	Telefonos De Mexico S.A. De C.V.	MXP904131325		With	39,300	39,300
Meeting for Series L Shares
	Elect Series L Representative(s) to Management Board		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/28/05 EGM	Telefonos De Mexico S.A. De C.V.	MXP904131085		With	11,400	11,400
Meeting For Series A and AA Shareholders; Series AA Shares May Only Be Held by Mexican Nationals
	Approve 1:2 Stock Split of Series A, AA, and L Shares		For	For
	Amend Article 6 of Bylaws to Reflect Changes in Capital		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/28/05 AGM	Grupo Financiero Banorte S.A.	MXP370711014		With	3,800	3,800
	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-04; Accept Report from Supervisory Board and Audit Committee		For	For
	Approve Allocation of Income		For	For
	Elect Members to the Board of Directors and Supervisory Board		For	For
	Approve Remuneration of Directors and Supervisory Board Members		For	For
	Accept Director's Report on Share Repurchase Plan from 2004; Set Limit for Share Repurchase Reserve for 2005		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
04/28/05 AGM	Grupo Aeroportuario del Sureste, S.A. de C.V.	MXP001661018		With	300	300
	Accept Individual and Consolidated Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-04; Present Audit Committee's Report and Supervisory Board's Report		For	For
	Approve Allocation of Income		For	For
	Approve Dividend of MXN 0.62 for Series B and BB Shares		For	For
	Elect Members to the Board of Directors, Supervisory Board, and Their Respective Alternates		For	For
	Elect Finance Expert Conforming With the Regulation Imposed by Sarbanes-Oxley of the United States		For	For
	Approve Remuneration of Directors, Supervisory Board Members, and Their Alternates		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/29/05 AGM	Gruma S.A. (Grupo Maseca)	MXP4948K1056		With	300	300
	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-04		For	For
	Accept Audit Committee Report		For	For
	Approve Allocation of Income and Dividends		For	For
	Set Aggregate Nominal Amount of Share Repurchase Reserve		For	For
	Elect Management Board and Supervisory Board and Their Alternates; Fix Their Remuneration		For	For
	Elect Members to Audit Committee; Fix Their Remuneration		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
04/29/05 AGM	Desarrolladora Homex SA de CV	MX01HO000007		With	100	100
	Accept Financial Statements, Statutory Reports, and Supervisory Board's Report for Fiscal Year Ended 12-31-04		For	For
	Approve Allocation of Income		For	For
	Elect Members to the Board of Directors, Executive Committee, Board Secretary, Supervisory Board, and Their Respective Alternates; Fix Their Remuneration		For	For
	Present Report from the Audit Committee		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/29/05 AGM	Grupo Mexico SA de CV (fm. Nueva Gr. Mexico SACV)	MXP370841019		With	200	200
	Accept Individual and Consolidated Financial Statements and Statutory Reports for Grupo Mexico and its Subsidiaries for Fiscal Year Ended 12-31-04; Accept Report From Supervisory Board		For	For
	Accept Audit Committee Report		For	For
	Approve Allocation of Income		For	For
	Approve Share Repurchase Plan and Set Aggregate Nominal Amount of Share Repurchase Reserve		For	For
	Elect Members to the Board, Supervisory Board, Executive Committee, and Remuneration Committee		For	For
	Approve Remuneration of Directors, Board Committees and Supervisory Board		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/29/05 EGM	Grupo Mexico SA de CV (fm. Nueva Gr. Mexico SACV)	MXP370841019		With	200	200
	Approve 1:3 Stock Split of Series B Shares		For	For
	Amend Article6 of the Bylaws to Reflect the Split		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/29/05 AGM	Grupo Iusacell Sa De Cv	MX01CE080006		With	725	725
	Accept Financial Statements, Statutory Reports, and Board's Report for Fiscal Year Ended 12-31-04		For	For
	Approve Allocation of Income		For	For
	Accept Report from the Audit Committee		For	For
	Elect Directors		For	For
	Approve Remuneration of Directors		For	For
	Approve Granting of Powers		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/29/05 EGM	Grupo Televisa, S.A.	MXP4987V1378		With	12,500	12,500
Only Holders of Series D Shares Who Are Mexican Nationals Can Vote; CPO units Consists of 25A, 35L, 35D, and 22B Shares
	Elect Series D Representative to the Board of Directors		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/29/05 EGM	Grupo Televisa, S.A.	MXP4987V1378		With	12,500	12,500
Only Holders of Series L Can Vote
	Elect Series L Representative to the Board of Directors		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/29/05 AGM	Grupo Televisa, S.A.	MXP4987V1378		With	12,500	12,500
Only Holders of Series A and B Can Vote Who Are Mexican Nationals Can Vote
	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-04; Present Report from Supervisory Board		For	For
	Present Report from Audit Committee		For	For
	Approve Allocation of Income and Dividends of MXN 1.35 Per CPO		For	For
	Set Aggregate Nominal Amount of Share Repurchase Reserve; Present Report on the Share Repurchase Plan Adopted by the Board		For	For
	Elect Directors, Board Secretaries, and Supervisory Board Members		For	For
	Elect Members to Executive Committee		For	For
	Elect Members to Audit Committee		For	For
	Approve Remuneration of Directors, Supervisory Board Members, Audit and Executive Committee Members, and Board Secretaries		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/29/05 AGM	Tv Azteca Sa De Cv	MXP740471117		With	13,900	13,900
Only A Shares Have Voting Rights; Only Holders of CPOs Who Are Mexican Nationals May Vote
	Accept Report of Management Board for Fiscal Year Ended 12-31-04		For	For
	Accept Report of Supervisory Board Related to Management Board Activities for Fiscal Year Ended 12-31-04		For	For
	Accept Financial Statements and Statutory Reports for Fiscal Year Ended 12-31-04		For	For
	Approve Allocation of Income for Fiscal Year Ended 12-31-04		For	For
	Approve Dividend of MXN 0.00572 Per Class D-A and Class D-L Shares		For	For
	Set Aggregate Nominal Amount of Share Repurchase Reserve		For	For
	Elect Directors, Secretary, and Supervisory Board Member		For	For
	Approve Remuneration of Directors, Secretary, and Supervisory Board Member		For	For
	Other Business Related to Previous Items(Voting)		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
04/29/05 EGM	Tv Azteca Sa De Cv	MXP740471117		With	13,900	13,900
Only A Shares Have Voting Rights; Only Holders of CPOs Who Are Mexican Nationals May Vote
	Approve Reduction in Stated Capital Via Cash Payment to Shareholders; Amend Article 6 of the Bylaws		For	For
	Other Business Related to Item 1 (Voting)		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
05/06/05 EGM	Alfa S.A.	MXP000511016		With	5,100	5,100
Only Class A Shareholders Who Are Mexican Nationals Can Vote
	Approve Amnedments to Resolution 6 Approved at the EGM Held on 2-4-04 Re: Authority to Convene an EGM in First Quarter of 2005 to Approve Reduction in Capital		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
	Approve Minutes of Meeting		For	For
05/25/05 EGM	Grupo Financiero Inbursa S.A. De C.V.	MXP370641013		With	9,000	9,000
	Approve Proposal to Temporarily Convert Company Shares Into Shares Without Nominal Value Expression		For	For
	Approve Spin-Off Agreement		For	For
	Approve Listing of Shares of Spun Off Company on the Mexican Stock Exchange		For	For
	Amend Articles Accordingly		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
05/27/05 EGM	Corporacion Interamericana De Entretenimiento, S.A.	MXP201161017		With	3,200	3,200
	Approve MNX 50 Million Increase in Variable Capital Through Issuance of 50 Million Class CIE BII Shares of Nominal Vaue of MXN 22 Per Share		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
05/30/05 EGM	Tv Azteca Sa De Cv	MXP740471117		With	13,900	13,900
Meeting for Class D-A Sharesholders
	Amend Articles of the Bylaws		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
05/30/05 EGM	Tv Azteca Sa De Cv	MXP740471117		With	13,900	13,900
Meeting for Class A Shareholders - Only Mexican Nationals Can Vote at This Meeting
	Amend Articles of the Bylaws		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
05/30/05 EGM	Tv Azteca Sa De Cv	MXP740471117		With	13,900	13,900
Meeting for Class D-L Sharesholders
	Amend Articles of the Bylaws		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
06/01/05 EGM	Grupo Iusacell Sa De Cv	MX01CE080006		With	725	725
	Approve Evaluation of ADR Program; Amend Bylaws Accordingly		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
06/01/05 EGM	Tv Azteca Sa De Cv	MXP740471117		With	13,900	13,900
Only A Shares Have Voting Rights; Only Holders of CPOs Who Are Mexican Nationals May Vote
	Approve Evaluation of ADR Program in the United States; Amend Bylaws Accordingly		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
06/01/05 EGM	Grupo Elektra S.A.	MX01EL000003		With	1,380	1,380
	Approve Evaluation of ADR Program; Amend Bylaws Accordingly		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
06/27/05 EGM	Tv Azteca Sa De Cv	MXP740471117		With	13,900	13,900
Only A Shares Have Voting Rights; Only Holders of CPOs Who Are Mexican Nationals May Vote
	Approve Merger Agreement with Servicios Deportivos TV		For	For
	Amend Articles to Reflect Changes in Capital		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For
06/30/05 EGM	Desarrolladora Homex SA de CV	MX01HO000007		With	100	100
	Approve Merger Agreement with Controladora Casas Beta		For	For
	Approve Increase Capital as Consequence of Merger; Amend Articles of the Bylaws Accordingly		For	For
	Elect Directors and Their Alternates; Fix Their Remuneration		For	For
	Designate Inspector or Shareholder Representative(s) of Minutes of Meeting		For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Herzfeld Caribbean Basin Fund, Inc.

By (Signature and Title)* /s/ Cecilia L. Gondor - Secretary and Treasurer

Date August 31, 2005

* Print the name and title of each signing officer under his or her signature.